Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Long-term Debt
Summary of outstanding long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2024	Dec 31, 2023
2025 senior unsecured notes	398,275	395,839
2030 senior unsecured notes	565,181	518,176
Long-term debt	963,456	914,015

Summary of change in long-term debt

The following table reconciles the change in Vermilion’s long-term debt:

	2024	2023
Balance at January 1	914,015	1,081,351
Net repayments on the revolving credit facility	—	(146,324)
Repurchases of senior unsecured notes	(31,561)	—
Amortization of transaction costs	2,276	60,004
Foreign exchange	78,726	(81,016)
Balance at December 31	963,456	914,015

Summary of financial covenants

As at December 31, 2024, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2024	Dec 31, 2023
Consolidated total debt to consolidated EBITDA	Less than 4.0	0.72	0.65
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	—	—
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	16.59	17.33

Summary of detailed information about redemption price of unsecured notes option

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%

Revolving credit facility
Disclosure of Long-term Debt
Summary of outstanding long-term debt

As at December 31, 2024, Vermilion had in place a bank revolving credit facility maturing May 26, 2028 with the following terms:

	As at
	Dec 31, 2024	Dec 31, 2023
Total facility amount	1,350,000	1,600,000
Letters of credit outstanding	(22,731)	(18,116)
Unutilized capacity	1,327,269	1,581,884